Convertible Debentures	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Convertible Debentures and Note Payable [Abstract]
Convertible Debentures
13.	Convertible Debentures

	March 31, 2015	September 30, 2014
	(unaudited)
Notes Payable:
Convertible term note (a)	$-	$1,700,000
Convertible term note (b)	-	275,000
Convertible term note (c)	-	1,030,000
Convertible term note (d)	-	255,000
Convertible term note (e)	-	448,000
Principal balance	-	3,708,000
Accrued Interest	-	582,899
	-	4,290,899
Less: discount on debt	-	-
	-	4,290,899
Less: current portion	-	(4,290,899)
Long-term debt	$-	$-

a)	In November and December 2011, the Company entered into convertible term notes bearing interest at 10% per annum with a maturity date of August 31, 2014 and issued warrants to purchase 3,600,000 shares of the Company’s common stock at $0.25 per share that expire on September 7, 2015. The notes provided for conversion of the outstanding principal and the first year’s accrued interest, in the amount of $170,000, into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.

b)	On September 7, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal, having a maturity date of September 7, 2014 and issued warrants to purchase 550,000 shares of the Company’s common stock at $0.25 per share that expire on September 17, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.

c)	On September 27, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 27, 2014 and issued warrants to purchase 2,060,000 shares of the Company’s common stock at $0.25 per share that expires on September 27, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the. In October 2014, the Company repaid the notes in full with a cash payment.

d)

On September 28, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 28, 2014 and issued warrants to purchase 510,000 shares of the Company’s common stock at $0.25 per share that expire on September 28, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.

e)	On October 5, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of October 5, 2014 and issued warrants to purchase 896,000 shares of the Company’s common stock at $0.25 per share that expire on October 5, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.

In connection with the 2012 private offering of convertible term notes, the Company incurred offering costs totaling $424,843 including the fair value of warrants issued to the Placement Agent to purchase 479,920 shares of the Company’s common stock at a purchase price of $0.304 per share. The value of the warrants of $166,319 was calculated using the Binomial Option model with risk-free interest rates ranging from 0.31% to 0.34%, volatility ranging from 94.17% to 95.23%, and trading prices ranging from $0.28 to $0.33 per share. The $424,843 was amortized over the two-year term of the related debt using the effective interest method.

The convertible term notes were recorded net of discounts that include the relative fair value of the warrants, the notes’ beneficial conversion features, and the above indicated loan fee, all totaling $1,530,415. The discounts were amortized to interest expense over the term of the various notes using the effective interest method.  The initial value of the warrants of $1,124,773 issued to investors was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.43%, volatility ranging from 94.17% to 103.00%, and trading prices ranging from $0.22 to $0.35 per share. The beneficial conversion feature of $51,516 was calculated using trading prices ranging from $0.26 to $0.35 per share and an effective conversion price $0.0322 per share.

Interest expense on the convertible term notes for the three and six months ended March 31, 2015 was $0 and $1,950, respectively. Amortization of the discounts for the three and six months ended March 31, 2015 totaled $0 and $0, respectively, which was charged to interest expense. Interest expense on the convertible term notes for the three and six months ended March 31, 2014 was $92,454 and $187,176, respectively. Amortization of the discounts for the three and six months ended March 31, 2014 was $98,378 and $196,223, respectively.

11. Convertible Debt

	September 30, 2014	September 30, 2013
Notes Payable:
Convertible term note (a)	$1,700,000	$1,700,000
Convertible term note (b)	275,000	275,000
Convertible term note (c)	1,030,000	1,030,000
Convertible term note (d)	255,000	255,000
Convertible term note (e)	448,000	498,000
Principal balance	3,708,000	3,758,000
Accrued Interest	582,899	337,498
	4,290,899	4,095,498
Less: discount on debt	(-)	(376,627)
	4,290,899	3,718,871
Less: current portion	(4,290,899)	(3,278,278)
Long term debt	$-	$440,593

a)

In November and December 2011, the Company entered into convertible term notes bearing interest at 10% per annum with a maturity date of August 31, 2014 and issued warrants to purchase 3,600,000 shares of the Company’s common stock at $0.25 per share that expires on September 7, 2015. At any time at the option of the six note holders (one of which is a former Director of the Company), principal and the first year’s accrued interest, in the amount of $170,000, may be paid in common stock at a conversion price of $0.50 per share.

b)	On September 7, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 7, 2014 and issued warrants to purchase 550,000 shares of the Company’s common stock at $0.25 per share that expires on September 17, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.

c)

On September 27, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 27, 2014 and issued warrants to purchase 2,060,000 shares of the Company’s common stock at $0.25 per share that expires on September 27, 2015.  At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.

d)

On September 28, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 28, 2014 and issued warrants to purchase 510,000 shares of the Company’s common stock at $0.25 per share that expires on September 28, 2015.  At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.

e)	On October 5, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of October 5, 2014 and issued warrants to purchase 896,000 shares of the Company’s common stock at $0.25 per share that expires on October 5, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.

In connection with the 2012 private offering of convertible term notes, the Company incurred offering costs totaling $424,843 including the fair value of warrants issued to the Placement Agent to purchase 479,920 shares of the Company’s common stock at a purchase price of $0.304 per share. The value of the warrants of $166,319 was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.34%, volatility ranging from 94.17% to 95.23%, and trading prices ranging from $0.28 to $0.33 per share. The $424,843 is being amortized over the two-year term of the related debt using the effective interest method.

The convertible term notes were recorded net of discounts that include the relative fair value of the warrants, the notes’ beneficial conversion features, and the above indicated loan fee, all totaling $1,530,415. The discounts are being amortized to interest expense over the term of the various notes using the effective interest method.  The initial value of the warrants of $1,124,773 issued to investors was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.43%, volatility ranging from 94.17% to 103.00%, and trading prices ranging from $0.22 to $0.35 per share. The beneficial conversion feature of $51,516 was calculated using trading prices ranging from $0.26 to $0.35 per share and an effective conversion price $0.0322 per share.

During the year ended September 30, 2014, a note holder converted $50,000 in principal debt into 100,000 shares of the Company’s common stock. During the year ended September 30, 2013, the Note holders converted debt and accrued interest totaling $1,052,000 into 2,104,000 shares of the Company’s common stock and exercised warrants for the issuance of 689,000 common shares. The Company received a total of $131,100 on the exercise of the warrants.

Interest expense on the convertible term notes for the year ended September 30, 2014 and 2013 was $372,059 and $444,995, respectively. Amortization of the discounts for the year ended September 30, 2014 totaled $376,627 which was charged to interest expense. Amortization of the discounts for the year ended September 30, 2013 totaled $833,904 of which $825,708 was charged to interest expense and $79,596 was charged to equity.

Discount amortization expense for the year ended September 30, 2014 and 2013 includes $3,657 and $197,827, respectively, of the remaining unamortized portion of discounts attributable the $50,000 and $1,052,000, respectively of debt converted during the period that was charged to operations upon the conversions.